UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 110.5%
Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,687,461
County/City/Special District/School District — 32.3%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/34	13,180	13,690,198
Bonita Unified School District California, GO, Election of 2004, Series B (NPFGC), 5.00%, 8/01/29	3,950	4,101,798
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	9,000	9,812,520
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	2,600	2,823,054
City of Garden Grove California, COP, Series A, Financing Project (AMBAC), 5.50%, 3/01/26	4,040	4,127,022
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	5,735	5,996,286
Colton Joint Unified School District, GO, Series A (NPFGC), 5.38%, 8/01/26	2,500	2,573,325
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	3,500	3,892,315
Covina-Valley Unified School District California, GO, Refunding, Series A (AGM), 5.50%, 8/01/26	2,395	2,481,843
Culver City Redevelopment Finance Authority California, Tax Allocation Bonds, Refunding, Series A (AGM), 5.60%, 11/01/25	3,750	3,761,325
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,255,660
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 5.00%, 8/01/33	11,770	12,409,699

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	$10,000	$10,339,800
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Proposition A, First Tier, Senior, Series A (AMBAC), 5.00%, 7/01/35	9,000	9,278,820
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,649,375
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	10,431,200
Port of Oakland, Refunding RB, Series M (FGIC), 5.38%, 11/01/27	18,000	18,073,800
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,287,350
Redwoods Community College District, GO, Election of 2004 (NPFGC), 5.00%, 8/01/31	4,630	4,776,910
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	310	355,220
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/29	900	970,668
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project, 5.75%, 5/01/42	4,500	4,840,875
San Jose Financing Authority, RB, Convention Center Expansion & Renovation Project, 5.75%, 5/01/36	2,560	2,668,954
Santa Clara Redevelopment Agency California, Tax Allocation Bonds, Bayshore North Project, Series A (AMBAC), 5.50%, 6/01/23	10,000	10,009,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Snowline Joint Unified School District California, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	$5,635	$6,130,204
Vista Unified School District California, GO, Series A (AGM), 5.25%, 8/01/25	10,000	10,231,100
Walnut Valley Unified School District California, GO, Election of 2007, Measure S, Series A (AGM), 5.00%, 2/01/33	2,000	2,078,760
West Contra Costa Unified School District California, GO (AGM):
5.25%, 8/01/23	4,500	4,974,300
Election of 2002, Series B, 5.00%, 8/01/32	6,690	6,723,249
Election of 2005, Series A, 5.00%, 8/01/35	12,000	12,249,720
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	4,946,333
		194,940,683
Education — 8.7%
Anaheim City School District California, GO, Election of 2010 (AGM), 6.25%, 8/01/40	3,750	4,291,725
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	8,000	8,643,920
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,430,530
5.75%, 8/01/35	8,400	9,460,920
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	9,081,100
San Diego Community College District, GO, Election of 2006 (AGM), 5.00%, 8/01/30	9,555	10,111,292
University of California, RB, Series L, 5.00%, 5/15/36	2,995	3,095,812
University of California, Refunding RB, General, Series A (AMBAC), 5.00%, 5/15/27	5,000	5,194,800
		52,310,099
Health — 9.9%
ABAG Finance Authority for Nonprofit Corps, Sharp Healthcare, Refunding RB:
6.25%, 8/01/39	5,000	5,357,250
Series A, 6.00%, 8/01/30	2,250	2,438,010

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB:
Kaiser Permanente, Series A 5.25%, 4/01/39	$6,500	$6,509,815
Providence Health Services, Series B, 5.50%, 10/01/39	3,970	4,164,411
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,700	3,981,718
Sutter Health, Series A, 5.25%, 11/15/46	3,500	3,493,210
Sutter Health, Series B, 6.00%, 8/15/42	9,655	10,527,619
California Statewide Communities Development Authority, Kaiser Permanente, Series B, 5.25%, 3/01/45	3,500	3,506,440
California Statewide Communities Development Authority, RB:
Health Facility Memorial Health Services, Series A, 6.00%, 10/01/23	4,915	5,126,935
Kaiser Permanente, Series B, 5.00%, 3/01/41	8,710	8,423,267
Trinity Health, 5.00%, 12/01/41	4,000	3,975,200
City of Newport Beach California, RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40	1,820	2,039,255
		59,543,130
State — 5.4%
California Municipal Finance Authority, RB, University of San Diego, Series B, 5.00%, 10/01/41	6,560	6,641,607
California State Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,273,962
California State Public Works Board, RB, Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,045,661
State of California, GO:
6.00%, 3/01/33	5,000	5,627,000
6.00%, 4/01/38	4,210	4,660,217
University of California, RB, Limited Project, Series D (NPFGC), 5.00%, 5/15/41	10,000	10,311,700
		32,560,147
Transportation — 15.4%
City of Fresno California, RB, Series B, AMT (AGM), 5.50%, 7/01/20	4,455	4,559,024
City of San Jose California, RB: Series A1, AMT, 5.25%, 3/01/23	2,985	3,128,399

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
Series A1, AMT, 6.25%, 3/01/34	$1,400	$1,512,868
Series D (NPFGC), 5.00%, 3/01/28	5,000	5,020,400
County of Orange California, RB, Series B, 5.75%, 7/01/34	6,345	6,885,911
County of Sacramento California, RB:
Senior Series A (AGC), 5.50%	7,270	7,603,330
Senior Series B AMT (AGM), 5.75%, 7/01/28	13,170	14,092,559
Senior Series B AMT (AGM), 5.25%, 7/01/33	19,525	19,897,146
Senior Series B, 5.75%, 7/01/39	2,650	2,805,926
Los Angeles Department of Airports, RB, Los Angeles Intl Airport, Senior Series D, 5.25%, 5/15/29	2,590	2,810,487
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	5,982,575
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	9,650	10,731,379
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM), 5.75%, 5/01/24	5,000	5,479,700
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,740,536
		93,250,240
Utilities — 38.4%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,385,020
City of Escondido California, COP, Refunding, Series A (NPFGC), 5.75%, 9/01/24	465	466,693
City of Los Angeles California, Refunding RB, Sub, Series A:
5.00%, 6/01/28	2,000	2,163,660
5.00%, 6/01/32	3,000	3,209,280
Cucamonga Valley Water District, Refunding RB, 5.25%, 9/01/31	3,675	3,986,089
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,417,720
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/33	6,545	6,896,139
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	2,500	2,597,425
Imperial Irrigation District, Refunding RB, System, 5.13%, 11/01/38	9,500	9,801,340

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	$7,915	$8,152,767
Los Angeles Department of Water & Power, RB:
Series A, 5.38%, 7/01/38	10,500	11,425,365
Series A, 5.25%, 7/01/39	16,000	17,431,520
5.00%, 7/01/41	5,000	5,254,800
Metropolitan Water District of Southern California, RB, Series B-1 (FGIC), 5.00%, 10/01/33	8,605	8,850,070
Metropolitan Water District of Southern California, RB, Series C, 5.00%, 10/01/27	4,085	4,888,765
Oxnard Financing Authority, RB, (NPFGC):
Project, 5.00%, 6/01/31	10,000	10,254,600
Redwood Trunk Sewer & Headworks, Series A, 5.25%, 6/01/34	13,000	13,454,220
Sacramento City Financing Authority California, Refunding RB (NPFGC), 5.00%, 12/01/29	8,775	8,881,177
Sacramento Municipal Utility District, RB (NPFGC):
Cosumnes Project, 5.13%, 7/01/29	36,760	37,068,416
Series R, 5.00%, 8/15/33	22,150	22,359,539
San Diego Public Facilities Financing Authority, Refunding RB, Senior, Series A:
5.25%, 5/15/39	3,165	3,350,532
5.25%, 5/15/34	1,000	1,064,570
San Francisco City & County Public Utilities Commission, RB:
Local Water Main Sub, Series C, 5.00%, 11/01/41	5,000	5,257,150
Series A (NPFGC), 5.00%, 11/01/32	15,000	15,119,250
Series B, 5.00%, 11/01/30	14,000	14,999,880
Southern California Public Power Authority, Milford Wind Corridor Phase II, 5.25%, 7/01/28	6,980	7,696,986
		231,432,973
Total Municipal Bonds – 110.5%		666,724,733

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)	Par (000)	Value
California — 58.9%
Corporate — 7.0%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	$23,100	$24,366,804
University of California, RB, Limited Project, Series B (AGM), 5.00%, 5/15/33	17,397	17,808,230
		42,175,034
County/City/Special District/School District — 23.5%
Contra Costa Community College District California, GO, Election of 2002 (NPFGC), 5.00%, 8/01/28	7,800	8,008,962
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	16,530	17,011,023
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	10,000	10,617,600
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,647	6,975,039
Election of 2003, Series E (AGM), 5.00%, 8/01/31	11,216	11,696,420
Election of 2008, Series A, 6.00%, 8/01/33	9,596	10,938,542
Ohlone Community College District, GO, Ohlone, Series B (AGM), 5.00%, 8/01/30	16,518	16,971,376
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,331,900
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	17,770	18,275,023
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	12,549	13,314,383
San Francisco Bay Area Transit Financing Authority, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	2,499	2,588,846
San Jose Financing Authority, Refunding RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	14,800	14,832,264
		141,561,378
Education — 9.2%
Chaffey Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 6/01/30	9,905	10,179,248
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	11,490,600
Mount Diablo California Uniform School District, GO, 5.00%, 6/01/31	4,000	4,078,600

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)	Par (000)	Value
California (continued)
Education (concluded)
Riverside Community College District, GO, Election of 2004, Series C (NPFGC), 5.00%, 8/01/32	$8,910	$9,219,533
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,249,360
Series O, 5.75%, 5/15/34	11,190	12,522,953
		55,740,294
Transportation — 1.7%
San Mateo County Transportation Authority, Refunding RB, Series A (NPFGC), 5.00%, 6/01/32	10,000	10,256,500
Utilities — 17.5%
City of Napa California, RB, (AMBAC), 5.00%, 5/01/35	9,100	9,458,722
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	12,070	12,959,438
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	14,510	15,206,915
Los Angeles Department of Water & Power System, RB, (AGM):
Sub-Series A-1, 5.00%, 7/01/31	4,993	5,128,417
Sub-Series A-2, 5.00%, 7/01/35	7,500	7,738,650
Metropolitan Water District of Southern California, RB, Series A (AGM), 5.00%, 7/01/35	12,870	13,286,473
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	5,008	5,244,368
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	4,500	4,669,425
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	4,000	4,118,920
San Diego County Water Authority, COP, Refunding:
Series 2002-A (NPFGC), 5.00%, 5/01/32	10,000	10,128,200

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego County Water Authority, COP, Refunding (concluded):
Series 2008-A (AGM), 5.00%, 5/01/33	$16,740	$17,553,062
		105,492,590
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 58.9%		355,225,796
Total Long-Term Investments (Cost – $994,211,351) – 169.4%		1,021,950,529

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.10% (b)(c)	4,515,253	4,515,253
Total Short-Term Securities (Cost – $4,515,253) – 0.8%		4,515,253
Total Investments (Cost - $998,726,604*) – 170.2%		1,026,465,782
Other Assets Less Liabilities – 2.0%		12,215,047
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (30.1)%		(181,443,156)
AMPS, at Redemption Value – (42.1)%		(254,000,000)
Net Assets Applicable to Common Shares– 100.0%		$603,237,673

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$816,854,927
Gross unrealized appreciation	$29,629,697
Gross unrealized depreciation	(1,461,998)
Net unrealized appreciation	$28,167,699

(a)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

BIF California Municipal Money Fund	7,347,551	(2,832,298)	4,515,253	$262

(c)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,021,950,529	—	$1,021,950,529
Short-Term Securities	$4,515,253	—	—	4,515,253
Total	$4,515,253	$1,021,950,529	—	$1,026,465,782

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: December 21, 2011